Schedule of Investments	September 30, 2021 (Unaudited)
Emles @Home ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Information Technology	47.8
Communication Services	24.2
Industrials	12.0
Consumer Discretionary	11.9
Consumer Staples	4.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (100.0%)
Communication Services (24.2%)
1,814	Comcast Corp.	101,457
286	Facebook, Inc.(a)	97,065
181	Netflix, Inc.(a)	110,471
1,669	ROBLOX Corp., Class A(a)	126,093
1,730	Twitter, Inc.(a)	104,475
1,985	Verizon Communications, Inc.	107,210
969	Walt Disney Co. (The)	163,926
		810,697
Consumer Discretionary (11.9%)
279	Domino’s Pizza, Inc.	133,072
499	Etsy, Inc.(a)	103,772
257	Lululemon Athletica, Inc.(a)	104,008
661	Peloton Interactive, Inc., Class A(a)	57,540
		398,392
Consumer Staples (4.1%)
984	Walmart, Inc.	137,150

Industrials (12.0%)
273	FedEx Corp.	59,866
2,181	GXO Logistics, Inc.(a)	171,078
2,390	Korn Ferry	172,940
		403,884
Information Technology (47.8%)
163	Adobe, Inc.(a)	93,842
635	Akamai Technologies, Inc.(a)	66,415
935	Apple, Inc.	132,303
408	Crowdstrike Holdings, Inc., Class A(a)	100,278
384	DocuSign, Inc.(a)	98,853
7,372	Hewlett-Packard Enterprise Co.	105,051
485	Microsoft Corp.	136,731
812	NVIDIA Corp.	168,214
406	Okta, Inc.(a)	96,360
971	Paychex, Inc.	109,189
502	PayPal Holdings, Inc.(a)	130,626
763	QUALCOMM, Inc.	98,412
72	Shopify, Inc., Class Class A(a)	97,616
286	Square, Inc., Class Class A(a)	68,594
400	Workday, Inc., Class Class A(a)	99,956
		1,602,440
Total Common Stocks (Cost $3,173,270)		3,352,563

Total Investments (Cost $3,173,270) — 100.0%		3,352,563
Liabilities in excess of other assets — 0.0%		(209)
Net Assets — 100.0%		$3,352,354

(a)	Non-income producing

Schedule of Investments	September 30, 2021 (Unaudited)
Emles Made in America ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Consumer Staples	38.2
Industrials	28.5
Materials	26.8
Consumer Discretionary	4.5
Health Care	2.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.9%)
Consumer Discretionary (4.5%)
210	LCI Industries	28,272
401	Polaris, Inc.	47,984
439	Skyline Champion Corp.(a)	26,366
215	Sleep Number Corp.(a)	20,098
531	Vista Outdoor, Inc.(a)	21,405
304	Winnebago Industries, Inc.	22,025
		166,150
Consumer Staples (38.2%)
3,818	Altria Group, Inc.	173,795
73	Boston Beer Co., Inc.-A(a)	37,212
1,744	Campbell Soup Co.	72,917
268	Central Garden & Pet Co.(a)	12,864
1,363	Church & Dwight Co., Inc.	112,543
2,754	Conagra Brands, Inc.	93,278
1,517	Flowers Foods, Inc.	35,847
815	Hershey Co.	137,939
3,246	Hormel Foods Corp.	133,086
657	J M Smucker Co. (The)	78,860
5,546	Keurig Dr Pepper, Inc.	189,451
199	Lancaster Colony Corp.	33,593
426	Post Holdings, Inc.(a)	46,928
1,427	Reynolds Consumer Products, Inc.	39,014
169	Sanderson Farms, Inc.	31,806
236	Seneca Foods Corp.(a)	11,380
512	TreeHouse Foods, Inc.(a)	20,418
1,707	Tyson Foods, Inc.	134,750
1,449	Vector Group, Ltd.	18,475
		1,414,156
Health Care (2.0%)
457	Emergent BioSolutions Inc(a)	22,882
280	United Therapeutics Corp.(a)	51,683
		74,565
Industrials (28.4%)
441	Advanced Drainage Systems, Inc.	47,703
227	American Woodmark Corp.(a)	14,839
358	Apogee Enterprises, Inc.	13,518
448	Arcosa, Inc.	22,476
362	Atkore International Group, Inc.(a)	31,465
659	BWX Technologies, Inc.	35,494
1,183	Cornerstone Building Brands, Inc.(a)	17,284
212	Encore Wire Corp.	20,104
824	Fortune Brands Home & Security, Inc.	73,682

Schedule of Investments (continued)	September 30, 2021 (Unaudited)
Emles Made in America ETF

Shares	Security Description	Values ($)
Common Stocks (continued)
Industrials (continued)
948	General Dynamics Corp.	185,836
491	HNI Corp.	18,030
345	Hubbell, Inc.	62,331
260	Huntington Ingalls Industries, Inc.	50,196
229	Lennox International, Inc.	67,365
518	Mueller Industries, Inc.	21,290
541	Northrop Grumman Corp.	194,841
456	Oshkosh Truck Corp.	46,681
957	REV Group, Inc.	16,422
317	Simpson Manufacturing Co., Inc.	33,909
405	SPX Corp.(a)	21,647
445	Steel Partners Holdings, LP(a)	12,649
463	UFP Industries, Inc.	31,475
900	Wabash National Corp.	13,617
		1,052,854
Materials (26.8%)
354	Clearwater Paper Corp.(a)	13,569
2,995	Cleveland-Cliffs, Inc.(a)	59,331
298	Eagle Materials, Inc.	39,086
724	Forterra, Inc.(a)	17,057
684	Louisiana-Pacific Corp.	41,977
360	Martin Marietta Materials, Inc.	123,005
1,699	Nucor Corp.	167,335
433	Olympic Steel, Inc.	10,548
552	Packaging Corp. of America	75,867
395	Reliance Steel & Aluminum Co.	56,256
351	Scotts Miracle-Gro Co. (The)	51,372
1,258	Steel Dynamics, Inc.	73,568
920	Summit Materials, Inc.(a)	29,412
778	Vulcan Materials Co.	131,606
1,562	Westrock Co.	77,834
467	Worthington Industries	24,611
		992,434
Total Common Stocks (Cost $3,422,390)		3,700,159

Total Investments (Cost $3,422,390) — 99.9%		3,700,159
Other assets in excess of liabilities — 0.1%		4,811
Net Assets — 100.0%		$3,704,970

(a)	Non-income producing

LP	Limited Partnership

Schedule of Investments	September 30, 2021 (Unaudited)
Emles Real Estate Credit ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Real Estate	90.5
Consumer Discretionary	6.0
Industrials	1.8
Financials	1.1
Communication Services	0.6
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (99.1%)
Communication Services (0.7%)
31,000	Lamar Media Corp., 3.75%, 2/15/28, Callable 2/15/23 @ 102	31,869

Consumer Discretionary (5.9%)
30,000	Dr Horton, Inc., 1.40%, 10/15/27, Callable 8/15/27 @ 100	29,370
40,000	Lennar Corp., 4.75%, 11/29/27, Callable 5/29/27 @ 100	46,348
66,000	NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100	68,999
22,000	PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100	25,512
58,000	Taylor Morrison Communities, Inc., 5.13%, 8/1/30, Callable 2/1/30 @ 100(a)	62,424
58,000	Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	62,292
		294,945
Financials (1.0%)
49,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.88%, 10/1/28, Callable 10/1/23 @ 103(a)	51,700

Industrials (1.8%)
87,000	Corecivic, Inc., 8.25%, 4/15/26, Callable 4/15/24 @ 104	88,721

Real Estate (89.7%)
104,000	Alexandria Real Estate Equities, Inc., 3.00%, 5/18/51, Callable 11/18/50 @ 100	100,915
62,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25, Callable 2/28/25 @ 100	66,983
47,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	56,791
53,000	American Tower Corp., 1.88%, 10/15/30, Callable 7/15/30 @ 100	50,841
49,000	American Tower Corp., 2.10%, 6/15/30, Callable 3/15/30 @ 100	47,896
118,000	American Tower Corp., 3.38%, 10/15/26, Callable 7/15/26 @ 100	127,696

Schedule of Investments (continued)	September 30, 2021 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate, continued:
100,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	110,787
47,000	AvalonBay Communities, Inc., 2.30%, 3/1/30, Callable 12/1/29 @ 100	47,663
29,000	AvalonBay Communities, Inc., 3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	31,287
47,000	Boston Properties, LP, 2.90%, 3/15/30, Callable 12/15/29 @ 100	48,688
76,000	Boston Properties, LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	80,654
63,000	Boston Properties, LP, 4.50%, 12/1/28, Callable 9/1/28 @ 100	72,488
47,000	Brixmor Operating Partnership, LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	50,792
25,000	Brixmor Operating Partnership, LP, 3.90%, 3/15/27, Callable 12/15/26 @ 100	27,329
49,000	Brixmor Operating Partnership, LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	55,171
49,000	Camden Property Trust, 2.80%, 5/15/30, Callable 2/15/30 @ 100	51,647
55,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	55,327
50,000	Crown Castle International Corp., 1.05%, 7/15/26, Callable 6/15/26 @ 100	48,887
91,000	Crown Castle International Corp., 2.10%, 4/1/31, Callable 1/1/31 @ 100	87,501
49,000	Crown Castle International Corp., 3.30%, 7/1/30, Callable 4/1/30 @ 100	52,176
58,000	Crown Castle International Corp., 4.30%, 2/15/29, Callable 11/15/28 @ 100	65,774
30,000	CTR Partnership, LP, 3.88%, 6/30/28, Callable 3/30/28 @ 100	31,200
42,000	CyrusOne, LP / Cyrusone Finance Corp., 3.45%, 11/15/29, Callable 8/15/29 @ 100	43,632
58,000	Digital Realty Trust, LP, 3.60%, 7/1/29, Callable 4/1/29 @ 100	63,399

Schedule of Investments (continued)	September 30, 2021 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate, continued:
63,000	Diversified Healthcare Trust, 9.75%, 6/15/25, Callable 6/15/22 @ 105	68,670
25,000	Duke Realty, LP, 2.88%, 11/15/29, Callable 8/15/29 @ 100	26,314
35,000	EPR Properties, 3.75%, 8/15/29, Callable 5/15/29 @ 100	36,071
29,000	EPR Properties, 4.50%, 6/1/27, Callable 3/1/27 @ 100	31,481
35,000	Equinix, Inc., 1.25%, 7/15/25, Callable 6/15/25 @ 100	34,848
93,000	Equinix, Inc., 1.45%, 5/15/26, Callable 4/15/26 @ 100	92,738
30,000	Equinix, Inc., 1.80%, 7/15/27, Callable 5/15/27 @ 100	30,125
42,000	ERP Operating, LP, 2.50%, 2/15/30, Callable 11/15/29 @ 100	43,236
42,000	ERP Operating, LP, 3.00%, 7/1/29, Callable 4/1/29 @ 100	44,780
25,000	ERP Operating, LP, 4.15%, 12/1/28, Callable 9/1/28 @ 100	28,480
40,000	Extra Space Storage, LP, 2.55%, 6/1/31, Callable 3/1/31 @ 100	40,042
20,000	Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100	21,676
47,000	GLP Capital, LP / GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	50,470
35,000	GLP Capital, LP / GLP Financing II, Inc., 5.75%, 6/1/28, Callable 3/3/28 @ 100	41,064
43,000	Healthpeak Properties, Inc., 3.25%, 7/15/26, Callable 5/15/26 @ 100	46,628
49,000	Host Hotels & Resorts, LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	50,848
50,000	Howard Hughes Corp. (The), 4.38%, 2/1/31, Callable 2/1/26 @ 102(a)	50,296
70,000	Iron Mountain, Inc., 4.50%, 2/15/31, Callable 2/15/26 @ 102(a)	71,001
84,000	Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 103(a)	89,143
28,000	Kilroy Realty, LP, 2.50%, 11/15/32, Callable 8/15/32 @ 100	27,532
25,000	Kimco Realty Corp., 2.70%, 3/1/24, Callable 1/1/24 @ 100	26,037
35,000	Kimco Realty Corp., 3.30%, 2/1/25, Callable 12/1/24 @ 100	37,303
35,000	Life Storage, LP, 3.88%, 12/15/27, Callable 9/15/27 @ 100	39,238
49,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100	56,350
25,000	Mid-America Apartments, LP, 3.75%, 6/15/24, Callable 3/15/24 @ 100	26,804
38,000	Mid-America Apartments, LP, 3.95%, 3/15/29, Callable 12/15/28 @ 100	42,733
58,000	MPT Operating Partnership, LP / MPT Finance Corp., 4.63%, 8/1/29, Callable 8/1/24 @ 102	62,234
30,000	National Retail Properties, Inc., 3.50%, 4/15/51, Callable 10/15/50 @ 100	31,135
43,000	Office Properties Income Trust, 4.50%, 2/1/25, Callable 11/1/24 @ 100	46,079

Schedule of Investments (continued)	September 30, 2021 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate, continued:
35,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	36,791
38,000	Omega Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100	42,690
23,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29, Callable 1/15/24 @ 102(a)	22,796
49,000	Prologis, LP, 1.25%, 10/15/30, Callable 7/15/30 @ 100	45,837
63,000	Prologis, LP, 2.25%, 4/15/30, Callable 1/15/30 @ 100	64,064
34,000	Public Storage, 3.09%, 9/15/27, Callable 6/15/27 @ 100	37,126
42,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	44,951
38,000	Realty Income Corp., 3.65%, 1/15/28, Callable 10/15/27 @ 100	42,099
35,000	Realty Income Corp., 3.88%, 4/15/25, Callable 2/15/25 @ 100	38,328
21,000	Realty Income Corp., 4.13%, 10/15/26, Callable 7/15/26 @ 100	23,563
34,000	Sabra Health Care, LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	38,065
88,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 2/15/23 @ 102	91,190
53,000	Service Properties Trust, 4.35%, 10/1/24, Callable 9/1/24 @ 100	53,663
53,000	Service Properties Trust, 7.50%, 9/15/25, Callable 6/15/25 @ 100	59,563
63,000	Simon Property Group, LP, 2.00%, 9/13/24, Callable 6/13/24 @ 100	65,169
40,000	Simon Property Group, LP, 2.20%, 2/1/31, Callable 11/1/30 @ 100	39,364
49,000	Simon Property Group, LP, 2.65%, 7/15/30, Callable 4/15/30 @ 100	50,457
49,000	Simon Property Group, LP, 3.38%, 12/1/27, Callable 9/1/27 @ 100	53,379
70,000	Simon Property Group, LP, 3.50%, 9/1/25, Callable 6/1/25 @ 100	76,029
29,000	SITE Centers Corp., 4.70%, 6/1/27, Callable 3/1/27 @ 100	32,647
29,000	Spirit Realty, LP, 3.20%, 2/15/31, Callable 11/15/30 @ 100	30,080
25,000	UDR, Inc., 2.10%, 8/1/32, Callable 5/1/32 @ 100	23,949
25,000	UDR, Inc., 3.00%, 8/15/31, Callable 5/15/31 @ 100	26,131
41,000	Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.88%, 2/15/25, Callable 2/15/22 @ 104(a)	43,321
29,000	Ventas Realty, LP, 2.65%, 1/15/25, Callable 12/15/24 @ 100	30,300
29,000	Ventas Realty, LP, 3.25%, 10/15/26, Callable 7/15/26 @ 100	30,996
34,000	Ventas Realty, LP, 4.13%, 1/15/26, Callable 10/15/25 @ 100	37,545
34,000	Ventas Realty, LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	39,928

Schedule of Investments (continued)	September 30, 2021 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate, continued:
44,000	VEREIT Operating Partnership, LP, 4.63%, 11/1/25, Callable 9/1/25 @ 100	49,426
63,000	VICI Properties LP / VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102(a)	66,780
63,000	VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102(a)	67,725
62,000	Welltower, Inc., 3.63%, 3/15/24, Callable 2/15/24 @ 100	66,098
67,000	Welltower, Inc., 4.00%, 6/1/25, Callable 3/1/25 @ 100	73,261
47,000	Welltower, Inc., 4.25%, 4/1/26, Callable 1/1/26 @ 100	52,451
50,000	Weyerhaeuser Co., 4.00%, 4/15/30, Callable 1/15/30 @ 100	56,424
34,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	36,882
		4,457,948
Total Corporate Bonds (Cost $4,907,250)		4,925,183

Total Investments (Cost $4,907,250) — 99.1%		4,925,183
Other assets in excess of liabilities — 0.9%		44,518
Net Assets — 100.0%		$4,969,701

(a)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2021 was $525,186 and represents 10.57% of the net assets of the fund.

LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note

Schedule of Investments	September 30, 2021 (Unaudited)
Emles Protective Allocation ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Information Technology	23.3
Health Care	18.0
Industrials	16.3
Consumer Discretionary	12.2
Consumer Staples	12.0
U.S. Treasury Obligations	6.0
Financials	7.3
Communication Services	4.9
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (37.7%)
Communication Services (4.6%)
24	Alphabet, Inc., Class A(a)	64,164
1,049	Verizon Communications, Inc.	56,657
340	Walt Disney Co. (The)	57,518
		178,339
Consumer Discretionary (3.3%)
194	Home Depot, Inc. (The)	63,683
255	McDonald’s Corp.	61,483
		125,166
Consumer Staples (3.0%)
591	Philip Morris International, Inc.	56,021
433	Walmart, Inc.	60,351
		116,372
Financials (4.8%)
254	Aon PLC, Class A	72,585
274	CME Group, Inc.	52,986
507	Intercontinental Exchange, Inc.	58,214
		183,785
Health Care (8.6%)
517	AbbVie, Inc.	55,769
881	Bristol-Myers Squibb Co.	52,129
176	Danaher Corp.	53,581
267	Eli Lilly & Co.	61,690
764	Merck & Co., Inc.	57,384
85	Thermo Fisher Scientific, Inc.	48,563
		329,116
Industrials (7.1%)
306	3M Co.	53,678
274	Honeywell International, Inc.	58,165
266	Illinois Tool Works, Inc.	54,964
155	Lockheed Martin Corp.	53,490
271	Union Pacific Corp.	53,119
		273,416
Information Technology (6.3%)
226	Microsoft Corp.	63,714
312	NVIDIA Corp.	64,634
440	QUALCOMM, Inc.	56,751

Schedule of Investments (continued)	September 30, 2021 (Unaudited)
Emles Protective Allocation ETF

Shares	Security Description	Value ($)
Common Stocks (continued)
Information Technology, continued
254	Visa, Inc., Class A	56,579
		241,678
Total Common Stocks (Cost $1,419,050)		1,447,872

Corporate Bonds (50.8%)
Consumer Discretionary (8.3%)
66,000	Booking Holdings, Inc., 4.63%, 4/13/30, Callable 1/13/30 @ 100	78,374
85,000	Lowe’s Cos., Inc., 1.70%, 10/15/30, Callable 7/15/30 @ 100	81,173
74,000	NIKE, Inc., 2.85%, 3/27/30, Callable 12/27/29 @ 100	79,492
78,000	Starbucks Corp., 2.55%, 11/15/30, Callable 8/15/30 @ 100	80,034
		319,073
Consumer Staples (8.3%)
82,000	Coca-Cola Co. (The), 1.65%, 6/1/30	80,041
82,000	Costco Wholesale Corp., 1.60%, 4/20/30, Callable 1/20/30 @ 100	80,041
75,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	79,844
72,000	Procter & Gamble Co. (The), 3.00%, 3/25/30	78,711
		318,637
Financials (2.1%)
86,000	S&P Global, Inc., 1.25%, 8/15/30, Callable 5/15/30 @ 100	80,849

Health Care (8.3%)
83,000	Gilead Sciences, Inc., 1.65%, 10/1/30, Callable 7/1/30 @ 100(b)	79,604
85,000	Johnson & Johnson, 1.30%, 9/1/30, Callable 6/1/30 @ 100	81,894
72,000	Pfizer, Inc., 3.00%, 12/15/26	78,668
80,000	UnitedHealth Group, Inc., 2.00%, 5/15/30	80,086
		320,252
Industrials (8.2%)
75,000	Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	78,758
72,000	Deere & Co., 3.10%, 4/15/30, Callable 1/15/30 @ 100	78,239

Schedule of Investments (continued)	September 30, 2021 (Unaudited)
Emles Protective Allocation ETF

Shares	Security Description	Value ($)
Corporate Bonds (continued)
Industrials, continued:
69,000	Raytheon Technologies Corp., 4.13%, 11/16/28, Callable 8/16/28 @ 100	78,469
66,000	United Parcel Service, Inc., 4.45%, 4/1/30, Callable 1/1/30 @ 100	78,479
		313,945
Information Technology (15.6%)
85,000	Automatic Data Processing, Inc., 1.25%, 9/1/30, Callable 6/1/30 @ 100	80,696
74,000	Cisco Systems, Inc./Delaware, 2.50%, 9/20/26, Callable 6/20/26 @ 100	78,972
69,000	Intel Corp., 3.90%, 3/25/30, Callable 12/25/29 @ 100	79,201
72,000	International Business Machines Corp., 3.50%, 5/15/29	79,494
38,000	Mastercard, Inc., 3.35%, 3/26/30, Callable 12/26/29 @ 100	42,229
75,000	Oracle Corp., 2.95%, 4/1/30, Callable 1/1/30 @ 100	78,485
70,000	Salesforce.com, Inc., 3.70%, 4/11/28, Callable 1/11/28 @ 100	78,709
82,000	Texas Instruments, Inc., 1.75%, 5/4/30, Callable 2/4/30 @ 100	81,136
		598,922
Total Corporate Bonds (Cost $1,932,654)		1,951,678

U.S. Treasury Obligations (5.6%)
U.S. Treasury Inflation Indexed Bonds
24,000	0.13%, 1/15/31	27,594
151,000	0.88%, 1/15/29	188,480

Total U.S. Treasury Obligation (Cost $214,207)		216,074

Total Investments (Cost $3,565,911) — 94.1%		3,615,624
Other assets in excess of liabilities — 5.9%		228,317
Net Assets — 100.0%		$3,843,941

(a)	Non-income producing
(b)	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $78,645.

PLC	Public Limited Company

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/(Depreciation) ($)
Gold 100 Oz Futures	1	11/26/21	175,630	(1,970)
Rough Rice (CBOT) Futures	1	11/12/21	27,430	370
Total			203,060	(1,600)

Schedule of Investments	September 30, 2021 (Unaudited)
Emles Luxury Goods ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Consumer Discretionary	70.6
Consumer Staples	23.5
Health Care	3.0
Information Technology	2.9
Total	100.0

Country	Percentage of Investments (%)
United States	25.2%
France	18.7%
Germany	17.2%
United Kingdom	9.6%
Italy	9.5%
Japan	8.8%
Switzerland	4.0%
Canada	3.5%
China	1.9%
Brazil	1.6%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of September 30, 2021, percentages in the tables above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.9%)
Consumer Discretionary (70.5%)
723	adidas AG	227,747
2,493	Bayerische Motoren Werke AG	239,115
584	Brunello Cucinelli SpA(a)	32,176
5,894	Burberry Group PLC	144,241
2,662	Canada Goose Holdings, Inc.(a)	95,041
2,736	Capri Holdings, Ltd.(a)	132,450
59	Christian Dior SE	42,668
2,048	Cie Financiere Richemont SA	213,878
3,470	Daimler AG	308,534
3,901	Farfetch, Ltd.(a)	146,209
3,721	Fast Retailing Co., Ltd. ADR	274,870
939	Ferrari NV	196,920
183	Hermes International	253,763
2,434	HUGO BOSS AG	146,912
344	Kering SA	245,586
14,294	Li Ning Co., Ltd.	165,531
527	Lululemon Athletica, Inc.(a)	213,277
361	LVMH Moet Hennessy Louis Vuitton SE	259,438
2,569	Moncler SpA	157,859
2,655	Myt Netherlands Parent BV ADR(a)(b)	71,420
1,718	NIKE, Inc.	249,505
1,667	Peloton Interactive, Inc., Class A(a)	145,112
1,620	Porsche Automobil Holding SE	161,352
27,531	Prada SpA	152,250

Schedule of Investments (continued)	September 30, 2021 (Unaudited)
Emles Luxury Goods ETF

Shares	Security Description	Value ($)
Common Stocks (continued)
Consumer Discretionary, continued
1,299	Ralph Lauren Corp.	144,241
10,893	RealReal, Inc. (The)(a)	143,570
225	RH(a)	150,055
3,060	Salvatore Ferragamo SpA(a)	62,771
526	Swatch Group AG (The)	138,428
3,885	Tapestry, Inc.	143,823
372	Tesla, Inc.(a)	288,479
1,334	Tod’s SpA(a)	71,056
946	Volkswagen AG	212,300
10,151	Watches of Switzerland Group PLC(a)(c)	129,479
890	Williams-Sonoma, Inc.	157,824
1,538	YETI Holdings, Inc.(a)	131,791
1,621	Zalando SE(a)(c)	149,015
		6,198,686
Consumer Staples (23.5%)
2,456	Brown-Forman Corp.	164,577
11,831	Davide Campari-Milano NV	167,006
5,819	Diageo PLC	282,927
793	Estee Lauder Cos. (The)	237,844
14,928	Kao Corp. ADR	176,748
6,012	Kose Corp. ADR	143,567
598	L’Oreal SA	247,316
16,742	Natura & Co. Holding SA(a)	140,016
1,046	Pernod Ricard SA	231,178
502	Remy Cointreau SA	97,450
2,557	Shiseido Co., Ltd. ADR	172,623
		2,061,252
Health Care (3.0%)
1,392	EssilorLuxottica SA	266,994

Information Technology (2.9%)
1,823	Apple, Inc.	257,955

Total Common Stocks (Cost $8,667,240)		8,784,887

Total Investments (Cost $8,667,240) — 99.9%		8,784,887
Other assets in excess of liabilities — 0.1%		4,928
Net Assets — 100.0%		$8,789,815

(a)	Non-income producing
(b)	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $47,613.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2021 was $278,494 which represents 3.2% of the net assets of the Fund.

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Schedule of Investments	September 30, 2021 (Unaudited)
Emles Federal Contractors ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Industrials	64.6
Information Technology	28.9
Health Care	3.3
Real Estate	3.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (100.0%)
Health Care (3.3%)
1,367	Emergent BioSolutions Inc(a)	68,445

Industrials (64.6%)
1,851	Aerojet Rocketdyne Holdings, Inc.	80,611
827	AeroVironment, Inc.(a)	71,387
949	General Dynamics Corp.	186,032
512	Huntington Ingalls Industries, Inc.	98,847
3,361	Kratos Defense & Security Solutions, Inc.(a)	74,984
833	L3Harris Technologies, Inc.	183,460
554	Lockheed Martin Corp.	191,185
542	Northrop Grumman Corp.	195,201
2,285	Parsons Corp.(a)	77,142
2,307	Raytheon Technologies Corp.	198,310
		1,357,159
Information Technology (28.9%)
1,211	Booz Allen Hamilton Holding Corp.	96,093
342	CACI International, Inc.(a)	89,638
2,175	KBR, Inc.	85,695
1,006	Leidos Holdings, Inc.	96,707
891	ManTech International Corp.	67,645
1,057	MAXIMUS, Inc.	87,942
968	Science Applications International Corp.	82,822
		606,542
Real Estate (3.2%)
9,153	GEO Group, Inc. (The)	68,373

Total Common Stocks (Cost $2,237,960)		2,100,519

Total Investments (Cost $2,237,960) — 100.0%		2,100,519
Other assets in excess of liabilities — 0.0%		434
Net Assets — 100.0%		$2,100,953

(a)	Non-income producing

Schedule of Investments	September 30, 2021 (Unaudited)
Emles Alpha Opportunities ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Consumer Discretionary	71.0
Industrials	10.3
Financials	3.5
Information Technology	3.3
Consumer Staples	1.5
Real Estate	0.7
Materials	0.5
Energy	0.2
Communication Services	(1.3)
Mutual Fund	10.3
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (91.2%)
Communication Services (0.3%)
3,960	AMC Networks, Inc.(a)	184,496

Consumer Discretionary (72.4%)
9,900	Bloomin’ Brands, Inc.(a)	247,500
2,970	Brinker International, Inc.(a)	145,679
3,960	Caesars Entertainment, Inc.(a)	444,629
136,620	Camping World Holdings, Inc., Class A(b)	5,310,419
6,930	Cheesecake Factory, Inc. (The)(a)	325,710
73,200	Children’s Place, Inc. (The)(a)(b)	5,509,032
3,316	Darden Restaurants, Inc.	502,275
17,522	Dave & Buster’s Entertainment, Inc.(a)	671,618
20,691	Dine Brands Global, Inc.(a)(b)	1,680,315
19,800	Ethan Allen Interiors, Inc.	469,260
23,760	Gap, Inc. (The)	539,352
94,712	Kohl’s Corp.(b)	4,459,988
169,560	Lazydays Holdings, Inc.(a)(b)	3,618,410
2,970	Lennar Corp., Class A	278,230
25,462	Macy’s, Inc.	575,441
990	Marriott International, Inc., Class A(a)	146,609
25,740	MGM Resorts International	1,110,681
2,475	Mohawk Industries, Inc.(a)	439,065
15,986	Newell Brands, Inc.	353,930
9,900	Nordstrom, Inc.(a)	261,855
36,464	Purple Innovation, Inc.(a)	766,472
15,754	Red Robin Gourmet Burgers, Inc.(a)	363,287
7,920	Red Rock Resorts, Inc., Class A(a)	405,662
4,752	RH(a)(b)	3,169,156
109,284	Signet Jewelers, Ltd.(b)	8,629,065
42,622	Thor Industries, Inc.	5,232,277
2,079	Toll Brothers, Inc.	114,948
4,455	Tupperware Brands Corp.(a)	94,090
10,098	Winnebago Industries, Inc.	731,600
1,980	Wynn Resorts, Ltd.(a)(c)	167,805
		46,764,360

Schedule of Investments (continued)	September 30, 2021 (Unaudited)
Emles Alpha Opportunities ETF

Shares	Security Description	Value ($)
Common Stocks (continued)
Consumer Staples (1.3%)
26,730	Chefs’ Warehouse, Inc. (The)(a)	870,596

Energy (0.2%)
1,980	Exxon Mobil Corp.	116,464

Financials (2.0%)
26,679	Invesco, Ltd.	643,231
28,066	OppFi, Inc.(a)	220,599
9,900	Wells Fargo & Co.	459,459
		1,323,289
Industrials (9.3%)
9,900	AAR Corp.(a)	321,057
143,550	Fluor Corp.(a)(b)	2,292,494
3,663	HEICO Corp., Class A	433,809
1,344	Lockheed Martin Corp.	463,814
34,650	Spirit AeroSystems Holdings, Inc., Class A(b)	1,531,184
198	TransDigm Group, Inc.(a)	123,665
46,233	Triumph Group, Inc.(a)(c)	861,321
		6,027,344
Information Technology (4.6%)
8,613	Comtech Telecommunications Corp.	220,579
150,104	LGL Group, Inc. (The)(a)	2,069,934
5,672	Science Applications International Corp.	485,296
12,870	Xerox Holdings Corp.	259,588
		3,035,397
Materials (0.4%)
40	Kraton Corp.(a)	1,826
7,920	Mosaic Co. (The)	282,902
		284,728
Real Estate (0.7%)
4,950	Howard Hughes Corp. (The)(a)	434,660

Total Common Stocks (Cost $28,375,618)		59,041,334

Mutual Fund (8.2%)
5,295,361	Dreyfus Government Cash Management	5,295,361

Total Mutual Fund (Cost $5,295,361)		5,295,361

Purchased Options (1.1%)
Total Purchased Options (Cost $1,019,515)		713,300

Warrants (2.3%)
122,760	Lazydays Holdings, Inc. Exp 03/15/23(d)	613,800
202,455	LGL Group, Inc. (The) Exp 11/17/25	154,878
431,640	OppFi, Inc. Exp 08/31/27	664,726

Schedule of Investments (continued)	September 30, 2021 (Unaudited)
Emles Alpha Opportunities ETF

Shares	Security Description	Value ($)
Warrants (continued)
59,400	PMV Consumer Acquisition Corp. Exp 08/31/27	39,201
9,801	Trident Acquisitions Corp. Exp 06/13/21	19,896

Total Warrants (Cost $1,527,364)		1,492,501

Total Investments (Cost $36,217,858) — 102.8%		66,542,496
Securities Sold Short — (12.7)%		(8,253,677)
Other assets in excess of liabilities — 9.9%		6,438,651
Net Assets — 100.0%		$64,727,470

(a)	Non-income producing
(b)	All or portion of this security has been segregated as collateral for derivative instruments totaling $388,752 and 0.6% of the Fund’s net assets.
(c)	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $1,022,253.
(d)	This security has been deemed illiquid and represents 2.1% of the Fund’s net assets.

Schedule of Investments	September 30, 2021 (Unaudited)
Emles Alpha Opportunities ETF

Shares	Security Description	Value ($)
Securities Sold Short ((12.7)%)
Communication Services (-1.5%)
(12,500)	ROBLOX Corp., Class A(a)	(944,375)

Consumer Discretionary (-9.3%)
(3,100)	Carvana Co.(a)	(934,774)
(8,400)	Peloton Interactive, Inc., Class A(a)	(731,220)
(4,475)	Tesla, Inc.(a)	(3,470,273)
(3,500)	Wayfair, Inc., Class A(a)	(894,285)
		(6,030,552)
Information Technology (-2.0%)
(75,000)	IronNet, Inc.(a)	(1,278,750)
Total Securities Sold Short (Proceeds $(8,742,833))		(8,253,677)

Written Options

Exchange-traded options

Description	Put/ Call	Number of Contracts	Notional Amount ($)(a)	Strike Price ($)	Expiration Date	Value ($)
Tesla, Inc.	Put	(60)	(41,100)	685.00	10/1/21	(7,800)
Total (Premiums Received $24,938)						$(7,800)

Purchased Options

Description	Put/ Call	Number of Contracts	Notional Amount ($)(a)	Strike Price ($)	Expiration Date	Value ($)
Alibaba Group Holding(d)	Call	100	15,000	150.00	1/21/22	150,500
Alibaba Group Holding(d)	Call	100	17,000	170.00	1/21/22	75,500
Alibaba Group Holding(d)	Call	100	17,000	170.00	10/15/21	7,300
IronNet, Inc.(d)	Put	600	15,000	25.00	10/1/21	480,000
Total						713,300

(a)	Notional Amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.